Related Party Transactions and Balances - Additional Information - Petrojarl I FPSO (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Equity distribution		$ 67,884	$ 250,299	$ 214,656
Petrojarl I FPSO [Member]
Related Party Transaction [Line Items]
Entity acquired, purchase price	$ 57,000
Interest rate, percentage	6.50%			6.50%
Expenses from transactions with related party		$ 2,800
Petrojarl I FPSO [Member] | Teekay Corporation [Member]
Related Party Transaction [Line Items]
Equity distribution				$ 12,400